SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 3,575	$ 3,767
Finished goods	1,245,739	559,659
Cost of projects	695,814	82,898
Inventories, gross	1,945,128	646,324
Allowance for slow-moving or obsolete inventories	(198,805)	(103,940)
Inventories, net	$ 1,746,323	$ 542,384